5. GROUP STRUCTURE (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	$ 19	$ 34	$ (2)
Share of profit (loss) of joint ventures	82	84	50
Share of profit (loss) of associates and joint ventures	101	118	48
CIESA
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	50	74	25
CTB
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	13	0	0
Citelec
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	19	21	27
Greenwind
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	0	(11)	(2)
Oldelval
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	0	3	1
Refinor
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	(3)	(4)	(3)
OCP
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	21	35	0
TGS
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	$ 1	$ 0	$ 0